Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Amortization expense of intangible assets
2020	¥ 728,771
2021	391,154
2022	325,675
2023	325,548
2024	¥ 272,618